FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurements [Abstract]
Disclosure of fair value measurement of liabilities [text block]
a)    Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2021	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$5,138	$—	$—	$5,138
Other investments[1]	377	—	—	377
Derivatives	—	50	—	50
Receivables from provisional copper and gold sales	—	282	—	282
	$5,515	$332	$—	$5,847
[1] Includes equity investments in other mining companies.

b)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2021		As at December 31, 2020
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$419	$419	$571	$571
Other investments[2]	377	377	428	428
Derivative assets[3]	50	50	40	40
	$846	$846	$1,039	$1,039
Financial liabilities
Debt[4]	$5,152	$7,039	$5,155	$7,288
Other liabilities	422	422	382	382
	$5,574	$7,461	$5,537	$7,670
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily consists of contingent consideration received as part of the sale of Massawa and Lagunas Norte.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.